Dividends - Summary of Franking Credits (Detail) - BHP Group Limited [member] - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of dividends [line items]
Franking credits	$ 14,302	$ 10,980	$ 8,681
Franking credits arising from the payment of current tax	1,799	471	1,194
Total franking credits available	$ 16,101	$ 11,451	$ 9,875